INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
The components of intangible assets at December 31 were as follows:

	2020
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$16,300	$14,649	$1,651
Licenses	57,480	53,153	4,327
Intellectual property	28,916	26,095	2,821
Customer relationships	140,892	83,858	57,034
Brand	17,070	5,631	11,439
Research and development	11,158	10,349	809
	$271,816	$193,735	$78,081

	2019
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$15,416	$13,540	$1,876
Licenses	52,517	48,912	3,605
Intellectual property	27,824	22,326	5,498
Customer relationships	116,576	69,883	46,693
Brand	14,613	3,727	10,886
Research and development	10,274	8,760	1,514
	$237,220	$167,148	$70,072
Estimated annual amortization expense for the next 5 years ended December 31 is as follows:

Amount
2021	15,691
2022	11,882
2023	11,242
2024	10,399
2025	8,779
Amortization expense relating to intangible assets was $17,216, and $16,920 for the years ended December 31, 2020, and 2019, respectively.
The weighted-average remaining useful lives of intangible assets was 6.2 years as at December 31, 2020.
At December 31, 2020 and 2019, substantially all intangible assets were subject to amortization.